Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Financial Services Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,072
T. Rowe Price Financial Services Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	$ 894